UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FIGURE ASSET FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024.

Date of Report (Date of filing) February 11, 2025

Commission File Number of securitizer: 025-05056

Central Index Key Number of securitizer: 0001811229

Todd Stevens (973) 985-3682

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒1

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 No activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) except for activity that was reported on the Form ABS-15G filing made on August 13, 2024.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIGURE ASSET FUNDING LLC

By: Figure Lending LLC, as its sole member

Date: February 11, 2025	By:	/s/ Todd Stevens
	Name:	Todd Stevens
	Title:	Authorized Signatory